Segmented Information - Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Segment Reporting [Abstract]
Unadjusted gross profit	$ 77,017	$ 71,924	$ 79,022
Inventory provisions	(1,207)	(849)	(383)
Other unallocated costs	(2,278)	(3,153)	(2,445)
Adjustment of intercompany profit	23	38	26
Gross profit	$ 73,555	$ 67,960	$ 76,220